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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-02239


                            Pioneer Cash Reserves Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                     PIONEER
                            -----------------------
                                  CASH RESERVES
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/03

                                     {LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                          1

Portfolio Summary                                  2

Performance Update                                 3

Portfolio Management Discussion                    4

Schedule of Investments                            6

Financial Statements                              11

Notes to Financial Statements                     19

Trustees, Officers and Service Providers          23

Retirement Plans from Pioneer                     24

Programs and Services for Pioneer Shareowners     26

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 6/30/03
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------

With the fading of concerns over the Iraq war, investors whose attention had been focused overseas were buoyed by hints of increased economic activity at home. The nation's stock markets began a broad-based rally in early March, and prices continued to climb. From April through June, the major stock market averages recorded one of the biggest quarterly jumps in years. Increasing investor confidence also led to strong returns on corporate bonds. However, returns on government bonds, which rose sharply earlier, have slowed.

Encouraging factors aren't hard for investors to find. The lowest interest rates many of us have ever seen and the administration's tax cuts mean higher incomes for many consumers. The tax reductions on dividends and capital gains are of special interest to investors. Corporations can also borrow at the lowest rates in years. Many companies senior financial positions. are realizing substantial savings by replacing old, high-cost debt with new issues that carry lower interest. The Federal Reserve Board cut rates once again in June in an effort to inject further stimulus into the economy. And the weak U.S. dollar helps exporters and multinational companies operating in countries with stronger currencies.

One possible lesson to be learned from the market's decline and recovery is the importance of staying invested. Those who stayed with their commitments participated in the recent rally, while those who remained on the sidelines had to play catch-up. If the protracted slump caused your investment discipline to slip, this may be an ideal time to contact your financial advisor for guidance on resuming your investment program.

Our style focuses on companies, not on forecasts

There are always risks, of course, and the direction of the economy is something of a puzzle at the moment. If it continues to struggle for very long, investors may once again seek shelter in short-term commitments. However, Pioneer's portfolio managers and analysts do not base investment decisions on economic assumptions. Instead, as it has since our founding in 1928, our value-focused investment style requires complete understanding of a company and its potential. That means intensive analysis of financial reports, visits to companies and detailed discussions with corporate managers. When we discover potential that appears to exceed the market's valuation, that company becomes a candidate for investment. Our research efforts are aided in no small measure by the global resources of our parent organization, UniCredito Italiano S.p.A.

Like everyone at Pioneer, I appreciate your continued confidence in our products and services.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
Pioneer Investment Management, Inc.

The preceding information is the opinion of fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

[SIDEBAR TEXT]

------------------------------------------
     Pioneer's new
     president

     Osbert Hood was recently
     named Chief Executive
     Officer and President of
     Pioneer Investments USA.
     Mr. Hood, formerly Pioneer's
     Chief Operating Officer and a
     key member of the senior
     management committee,
     joined Pioneer in 2000 from
     John Hancock Financial Ser-
     vices, where he had held
     "I am excited and honored
     to have the opportunity to
     lead Pioneer as it continues
     to grow," Mr. Hood said.
     "As CEO I look forward to
     furthering Pioneer's strategic
     goals, including developing
     new products that can meet
     the wider needs of investors
     and the advisers who serve
     them."
------------------------------------------

[END SIDEBAR TEXT]

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Corporate Bonds 53.0%
Temporary Cash Investments 35.2%
U.S. Government Agency Obligations 11.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

 ------------------------------------------------------------------------
  1.    Federal Home Loan Bank, 1.02%, 7/16/04                      7.13%
 ------------------------------------------------------------------------
  2.    PACCAR Financial Corp., 1.38%, 2/17/04                      5.46
 ------------------------------------------------------------------------
  3.    Coca Cola Co., 1.0%, 7/17/03                                5.46
 ------------------------------------------------------------------------
  4.    J. P. Morgan Chase & Co., Inc., 5.75%, 2/25/04              5.32
 ------------------------------------------------------------------------
  5.    Bellsouth Capital, 0.095%, 7/18/03                          4.24
 ------------------------------------------------------------------------
  6.    Abbey National Treasury Services, Floating Rate, 4/2/04     3.35
 ------------------------------------------------------------------------
  7.    General Electric Capital Corp., Floating Rate, 11/7/03      3.03
 ------------------------------------------------------------------------
  8.    Associates Corp., Floating Rate, 6/25/04                    3.03
 ------------------------------------------------------------------------
  9.    Verizon Communications, 1.08%, 7/2/03                       3.03
 ------------------------------------------------------------------------
 10.    USAA Capital Corp., 1.02%, 7/9/03                           3.03

This list excludes money market instruments. Portfolio holdings will vary for other periods.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/03
--------------------------------------------------------------------------------

Share Prices
--------------------------------------------------------------------------------

Net Asset Value per Share     6/30/03   12/31/02
 Class A Shares                $1.00      $1.00
 Class B Shares                $1.00      $1.00
 Class C Shares                $1.00      $1.00

                              6/30/03     4/1/03
 Class R Shares                $1.00      $1.00

Distributions
--------------------------------------------------------------------------------

Per Share            Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)   Dividends   Capital Gains   Capital Gains
 Class A Shares      $0.00222    $    -          $    -
 Class B Shares       0.00025         -               -
 Class C Shares       0.00025         -               -

 (4/1/03 - 6/30/03)
 Class R Shares       0.00008         -               -

Yields*
--------------------------------------------------------------------------------

                   7-Day Annualized   7-Day Effective**
 Class A Shares         0.21%              0.21%
 Class B Shares         0.05%              0.05%
 Class C Shares         0.05%              0.05%
 Class R Shares         0.00%              0.00%

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B (maximum 4%) and Class C (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.

** Assumes daily compounding of dividends. The 7-day effective yield if fees and expenses were not subsidized would be as follows: Class B -0.60% and Class C -0.65%. Class A share fees and expenses were not subsidized.

   Past performance does not guarantee future results. Investment returns will fluctuate, and there can be no guarantee the Fund will be able to maintain a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

   During the period covered by this report, the Fund's investment advisor, Pioneer Investment Management, Inc., waived a portion of its fee or otherwise limited the Fund's expenses, otherwise returns would have been lower. As of the date of this report, Pioneer has agreed not to impose 0.25% (as of April 22, 2002) of its management fee. This expense limitation is voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

   Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/03
--------------------------------------------------------------------------------

Money market yields remained exceptionally low during the first six months of 2003 as the U.S. Federal Reserve held to its accommodative monetary policy in an effort to stimulate economic growth and head off the possibility of deflation. During the six months ended June 30, 2003, Pioneer Cash Reserves Fund provided current income consistent with this low-yielding environment, while maintaining a $1 share price. The Fund invests exclusively in high-quality money market instruments issued by the U.S. government and domestic corporations and banks. All issues have the highest ratings from the two leading nationally recognized rating organizations: A1 by Standard & Poor's Investors Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Fund shares.)

In the following discussion, Andrew D. Feltus reviews the investment environment and the strategies that affected the Fund's performance over the six months. Mr. Feltus is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Fund.

Q: How did the Fund perform?

A. For the six months ended June 30, 2003, the Fund's Class A shares had a return of 0.22%, while Class B, Class C and Class R shares all returned 0.02%, respectively. All returns are at net asset value. On June 30, 2003, the seven-day effective yield on Class A shares was 0.21%.

Q: What factors influenced the performance?

A: The Fund performed in line with its investment objective, but in the extraordinarily low interest-rate environment of the past six months, the Fund's absolute returns were low. The Federal Reserve lowered the key short-term rate, the Fed Funds Target Rate, by one-half of one percentage point in November 2002, and cut it by an additional one-quarter of one percentage point on June 25. As a result, the benchmark rate ended the period on June 30 at just 1.00%. Federal Reserve Board Chairman Alan Greenspan had warned openly about the potential threat from deflation, which in theory could disrupt the ability of consumers and businesses to service their debts. Greenspan's comments sent a strong signal to the capital markets that short-term rates were likely to remain

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   at their low levels for the foreseeable future. This caused longer-term fixed income securities to rally, and shortened the difference in yields between short-term and long-term maturities.

   In this environment we kept the Fund's maturity longer to protect income as much as possible against the possibility of further rate cuts by the Federal Reserve. On June 30, 2003, the Fund's average duration was 60 days, up from 55 days at the start of the period on January 1. We also continued to look for and find attractively priced corporate issues.

Q: What is your outlook for the second half of 2003?

   We believe the economy is beginning to rebound and we think that A: the possibility of deflation is minimal. The Federal Reserve actually has lowered short-term rates to below the rate of inflation, which is an abnormality by historical standards. We believe this situation is unsustainable over the long term.

   With this as a backdrop, we believe interest rates will remain stable in the near term, so we anticipate continuing to keep the Fund's duration relatively long for a money fund. However, at some point the Fed is likely to reverse its policy and begin raising rates. We will be alert for signals of any policy change so that we can begin to shorten duration for a rising interest-rate environment.

The preceding information is the opinion of fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)
--------------------------------------------------------------------------------

   Principal
    Amount                                                                 Value
                 CORPORATE BONDS - 53.0%
                 Energy - 0.8%
                 Oil & Gas Drilling - 0.8%
$ 3,290,000      Paine Webber Group, Inc., 6.45% 12/1/03            $  3,357,798
                                                                    ------------
                 Total Energy                                       $  3,357,798
                                                                    ------------
                 Capital Goods - 9.7%
                 Construction, Farm Machinery & Heavy Trucks - 4.8%
  2,100,000      PACCAR Financial Corp., 7.38%, 7/15/03             $  2,104,888
 18,000,000      PACCAR Financial Corp., 1.38%, 2/17/04               18,011,560
                                                                    ------------
                                                                    $ 20,116,448
                                                                    ------------
                 Industrial Conglomerates - 4.9%
 10,000,000      General Electric Capital Corp., Floating Rate,
                   11/7/03                                          $ 10,005,303
    665,000      General Electric Capital Corp., 5.0%, 11/17/03          673,963
  5,000,000      General Electric Capital Corp., 5.75%, 4/6/04         5,165,489
    565,000      General Electric Capital Corp., 6.75%, 9/11/03          570,953
  4,200,000      General Electric Capital Corp., Floating Rate,
                   7/28/03                                             4,200,094
                                                                    ------------
                                                                    $ 20,615,802
                                                                    ------------
                 Total Capital Goods                                $ 40,732,250
                                                                    ------------
                 Food & Drug Retailing - 3.1%
                 Hypermarkets & Supercenters - 3.1%
  8,200,000      Wal-Mart Stores, Inc., 4.375%, 8/1/03              $  8,217,616
  4,518,000      Wal-Mart Stores, Inc., 7.5%, 5/15/04                  4,769,610
                                                                    ------------
                                                                    $ 12,987,226
                                                                    ------------
                 Total Food & Drug Retailing                        $ 12,987,226
                                                                    ------------
                 Household & Personal Products - 2.5%
                 Household Products - 2.5%
  4,987,000      Procter & Gamble, 5.25%, 9/15/03                   $  5,026,742
  5,300,000      Procter & Gamble, 8.0%, 11/15/03                      5,427,972
                                                                    ------------
                                                                    $ 10,454,714
                                                                    ------------
                 Total Household & Personal Products                $ 10,454,714
                                                                    ------------

6     The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
  Amount                                                                   Value
               Banks - 11.0%
               Diversified Banks - 11.0%
$11,041,000    Abbey National Treasury Services, Floating Rate,
                 4/2/04                                             $ 11,039,867
  2,000,000    Abbey National Treasury Services, Floating Rate,
                 9/30/03                                               4,999,912
  2,100,000    Bank of America, Floating Rate, 8/18/03                 2,100,641
  5,000,000    Bank of America Corp., Floating Rate, 11/26/03          5,003,753
  2,125,000    Bank of America Corp., Floating Rate, 5/3/04            2,130,420
  1,500,000    Northwest Financial (WFC), 5.375%, 9/30/03              1,515,151
  2,500,000    The Money Store, 8.375%, 4/15/04                        2,642,928
  3,000,000    Wells Fargo & Co., 4.25%, 8/15/03                       3,010,944
  1,000,000    Wells Fargo & Co., 6.375%, 11/15/03                     1,018,009
  4,500,000    Wells Fargo & Co., 7.2%, 4/1/04                         4,698,596
  8,300,000    Wells Fargo & Co., 7.25%, 7/14/03                       8,317,549
                                                                    ------------
                                                                    $ 46,477,770
                                                                    ------------
               Total Banks                                          $ 46,477,770
                                                                    ------------
               Diversified Financials - 20.2%
               Consumer Finance - 1.5%
  3,250,000    American Express Credit, Floating Rate, 12/17/03     $  3,250,848
  1,000,000    American Express Credit, 6.75%, 6/23/04                 1,055,520
  1,900,000    National Rural Utilities Co., 5.25%, 7/15/04            1,977,976
                                                                    ------------
                                                                    $  6,284,344
                                                                    ------------
               Diversified Capital Markets - 0.6%
  2,250,000    J.P. Morgan Chase, 5.69%, 2/10/04                    $  2,307,860
                                                                    ------------
               Investment Banking & Brokerage - 4.2%
  1,250,000    Merrill Lynch, Floating Rate, 1/29/04                $  1,252,185
  5,000,000    Merrill Lynch, Floating Rate, 3/15/04                   5,010,681
  5,700,000    Merrill Lynch, Floating Rate, 8/15/03                   5,702,265
  5,070,000    Merrill Lynch, Floating Rate, 12/8/03                   5,075,310
    500,000    Merrill Lynch, Floating Rate, 2/11/04                     500,000
                                                                    ------------
                                                                    $ 17,540,441
                                                                    ------------


The accompanying notes are an integral part of these financial statements.    7

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Principal
    Amount                                                               Value
                Diversified Financial Services - 13.9%
$4,000,000      American Express Co., Floating Rate, 4/5/04        $ 4,000,000
 1,294,000      Associates Corp., NA, 5.75%, 11/1/03                 1,312,737
   865,000      Associates Corp., 5.5%, 2/15/04                        886,966
10,000,000      Associates Corp., Floating Rate, 6/25/04            10,000,000
   750,000      Bank One Corp., Floating Rate, 11/7/03                 750,457
 9,500,000      Bank One Corp., Floating Rate, 5/12/04               9,517,839
 8,025,000      Bank One Corp., Floating Rate, 5/7/04                8,047,135
17,050,000      J.P. Morgan Chase & Co. Inc., 5.75%, 2/25/04        17,530,338
 5,000,000      Salomon, Inc., 6.625%, 11/15/03                      5,097,999
 1,300,000      Salomon, Inc., 6.75%, 8/15/03                        1,308,757
                                                                   -----------
                                                                   $58,452,228
                                                                   -----------
                Total Diversified Financials                       $84,584,873
                                                                   -----------
                Insurance - 3.8%
                Multi-Line Insurance - 3.8%
 2,000,000      American General Finance Corp., 5.75%, 11/1/03     $ 2,026,898
 9,600,000      American General Finance Corp., 1.77%, 3/8/04        9,624,792
 4,000,000      American General Finance Corp., 5.82%, 4/16/04       4,136,725
                                                                   -----------
                                                                   $15,788,415
                                                                   -----------
                Total Insurance                                    $15,788,415
                                                                   -----------
                Technology Hardware & Development - 0.7%
                Computer Hardware - 0.7%
 1,000,000      IBM Corp., 5.1%, 11/10/03                          $ 1,013,516
 2,000,000      IBM Corp., 5.625%, 4/12/04                           2,070,578
                                                                   -----------
                                                                   $ 3,084,094
                                                                   -----------
                Total Technology Hardware & Development            $ 3,084,094
                                                                   -----------

8     The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
    Amount                                                                Value
              Telecommunication Services - 1.2%
              Integrated Telecommunication Services - 1.2%
$5,000,000    Bellsouth Corp., 4.16%, 4/26/04                      $  5,110,810
                                                                   ------------
              Total Telecommunication Services                     $  5,110,810
                                                                   ------------
              TOTAL CORPORATE BONDS
              (Cost $222,577,950)                                  $222,577,950
                                                                   ------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.8%
              Government - 11.8%
23,500,000    Federal Home Loan Bank, 1.02%, 7/16/04               $ 23,500,000
 6,000,000    Federal Home Loan Bank, 1.18%, 4/8/04                   5,992,466
 8,000,000    Federal Home Loan Bank, 1.4%, 5/10/04                   8,000,000
   200,000    Federal Home Loan Bank, 5.125%, 12/1/03                   203,125
   100,000    Federal Home Loan Bank, 5.44%, 10/15/03                   101,181
 9,700,000    Federal Home Loan Mortgage Corp.,
                5.75%, 7/15/03                                        9,716,310
 1,799,000    Federal National Mortgage Association,
                4.0%, 8/15/03                                         1,804,781
                                                                   ------------
              Total Government                                     $ 49,317,863
                                                                   ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (Cost $49,317,863)                                   $ 49,317,863
                                                                   ------------
              TEMPORARY CASH INVESTMENTS - 35.2%
              Commercial Paper - 24.5%
14,000,000    Bellsouth Capital, 0.095%, 7/18/03 (144A)            $ 13,993,719
18,000,000    Coca Cola Co., 1.0%, 7/17/03                           17,991,929
 4,000,000    National Rural Utilities Finance, 1.05%, 8/8/03         3,995,567
10,000,000    National Rural Utilities Finance, 1.08%, 7/18/03        9,994,900
 4,000,000    National Rural Utilities Finance, 1.15%, 7/10/03        3,998,850
 6,500,000    Prudential, 1.05%, 7/1/03                               6,500,000
 7,000,000    Prudential, 1.23%, 7/1/03                               7,000,000
 6,000,000    Schering-Plough Corp., 1.0%, 7/7/03                     5,999,000
10,000,000    Schering-Plough Corp., 1.22%, 7/11/03                   9,996,611
10,000,000    USAA Capital Corp., 1.02%, 7/9/03                       9,997,733
 3,211,000    Verizon Communications, 0.95%, 7/22/03                  3,209,258
10,000,000    Verizon Communications, 1.08%, 7/2/03                   9,999,700
                                                                   ------------
              Total Commercial Paper                               $102,677,267
                                                                   ------------


The accompanying notes are an integral part of these financial statements.    9

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                        (continued)
--------------------------------------------------------------------------------

   Principal
    Amount                                                                 Value
                 Repurchase Agreement - 10.7%
$44,800,000      J.P. Morgan Chase & Co. Inc., 1.0%, dated
                 6/30/03, repurchase price of $44,800,000
                 plus accrued interest on 7/1/03, collateralized
                 by $38,426,000 U.S. Treasury Bond, 98.89%,
                 3/31/05                                            $ 44,800,002
                                                                    ------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $147,477,269)                                $147,477,269
                                                                    ------------
                 TOTAL INVESTMENT IN SECURITIES - 100.0%
                 (Cost $419,373,082) (a)(b)                         $419,373,082
                                                                    ============

(144A) Security is exempt from registration under Rule 144A of the Securities act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2003, the value of these securities amounted to $13,993,719, or 3.3% of total net assets.

(a) At December 31, 2002, the Fund had a net capital loss carryforward of $95,138, which will expire between 2003 and 2010, if not utilized.

(b) At June 30, 2003, the net unrealized gain on investments, based on cost for federal income tax purposes of $382,762,327, was as follows:

       Aggregate gross unrealized gain for all investments
         in which there is an excess of value over tax cost        $           -

       Aggregate gross unrealized loss for all investments
         in which there is an excess of tax cost over value                    -
                                                                   -------------
       Net unrealized gain                                         $           -
                                                                   =============


10    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
BALANCE SHEET 6/30/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $419,373,082)            $419,373,082
  Cash                                                          49,469
  Receivables -
     Fund shares sold                                        8,998,478
     Interest                                                2,201,820
  Other                                                         41,975
                                                          ------------
       Total assets                                       $430,664,824
                                                          ------------
LIABILITIES:
  Payables -
     Investment securities purchased                      $  4,325,131
     Fund shares repurchased                                 2,504,693
  Due to affiliates                                            205,727
  Accrued expenses                                              62,597
                                                          ------------
       Total liabilities                                  $  7,098,148
                                                          ------------
NET ASSETS:
  Paid-in capital                                         $423,657,600
  Accumulated net realized loss on investments                 (90,924)
                                                          ------------
       Total net assets                                   $423,566,676
                                                          ============
NET ASSET VALUE PER SHARE:
(Offering and redemption price; unlimited number of shares authorized)
  Class A (based on $293,615,099/293,773,057 shares)      $       1.00
                                                          ============
  Class B (based on $86,311,622/86,278,288 shares)        $       1.00
                                                          ============
  Class C (based on $43,639,452/43,629,316 shares)        $       1.00
                                                          ============
  Class R (based on $503/503 shares)                      $       1.00
                                                          ============
MAXIMUM OFFERING PRICE:
  Class C ($1.00 [divided by] 99.0%)                      $       1.01
                                                          ============


The accompanying notes are an integral part of these financial statements.   11

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/03

INVESTMENT INCOME:
  Interest                                                                $2,913,743
                                                                          ----------
EXPENSES:
  Management fees                                          $837,205
  Transfer agent fees
     Class A                                                493,537
     Class B                                                138,379
     Class C                                                 56,024
  Distribution fees
     Class A                                                198,504
     Class B                                                465,377
     Class C                                                209,751
     Class R                                                      1
  Administrative fees                                        74,459
  Custodian fees                                             19,643
  Registration fees                                         114,178
  Professional fees                                          40,474
  Printing                                                   28,081
  Fees and expenses of nonaffiliated trustees                 7,347
  Miscellaneous                                               9,742
                                                           --------
     Total expenses                                                       $2,692,702
     Less management fees waived and expenses assumed
       by Pioneer Investment Management, Inc.                               (444,838)
     Less fees paid indirectly                                                (6,467)
                                                                          ----------
     Net expenses                                                         $2,241,397
                                                                          ----------
       Net investment income                                              $  672,346
                                                                          ----------
REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                        $    4,214
                                                                          ----------
  Net increase in net assets resulting from operations                    $  676,560
                                                                          ==========


12    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/03 and the Year Ended 12/31/02

                                                              Six Months
                                                                 Ended                Year
                                                                6/30/03              Ended
                                                              (unaudited)           12/31/02
FROM OPERATIONS:
Net investment income                                      $    672,346       $    4,089,522
Net realized gain (loss) on investments                           4,214              (94,499)
                                                           ------------       --------------
  Net increase in net assets resulting
     from operations                                       $    676,560       $    3,995,023
                                                           ------------       --------------
DISTRIBUTIONS TO SHAREOWNERS FROM:
Net investment income:
  Class A ($0.0022 and $0.012 per share, respectively)     $   (638,506)      $   (3,760,450)
  Class B ($0.0002 and $0.003 per share, respectively)          (23,292)            (240,082)
  Class C ($0.0002 and $0.003 per share, respectively)          (10,548)             (88,990)
  Class R ($0.0001 and $0.000 per share, respectively)                -                    -
                                                           ------------       --------------
     Total distributions to shareowners                    $   (672,346)      $   (4,089,522)
                                                           ------------       --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $501,211,560       $  967,020,098
Reinvestment of distributions                                   614,846            2,902,258
Cost of shares repurchased                                 (465,658,914)      (1,149,259,184)
                                                           ------------       --------------
  Net increase (decrease) in net assets resulting
     from Fund share transactions                          $ 36,167,492       $ (179,336,828)
                                                           ------------       --------------
  Net increase (decrease) in net assets                    $ 36,171,706       $ (179,431,327)

NET ASSETS:
Beginning of period                                         387,394,970          566,826,297
                                                           ------------       --------------
End of period                                              $423,566,676       $  387,394,970
                                                           ============       ==============


The accompanying notes are an integral part of these financial statements.   13

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/03 and the Year Ended 12/31/02

                                   '03 Amount
                                   (unaudited)           '02 Amount
CLASS A
Shares sold                       $369,219,630          $ 706,641,011
Reinvestment of distributions          584,905              2,610,516
Less shares repurchased           (345,051,498)          (934,178,276)
                                  ------------          -------------
  Net increase (decrease)         $ 24,753,037          $(224,926,749)
                                  ============          =============
CLASS B
Shares sold                       $ 61,456,504          $ 158,444,018
Reinvestment of distributions           20,776                 213,845
Less shares repurchased            (60,067,823)          (129,585,855)
                                  ------------          -------------
  Net increase                    $  1,409,457          $  29,072,008
                                  ============          =============
CLASS C
Shares sold                       $ 70,534,922          $ 101,935,069
Reinvestment of distributions            9,165                 77,897
Less shares repurchased            (60,539,592)           (85,495,053)
                                  ------------          -------------
  Net increase                    $ 10,004,495          $  16,517,913
                                  ============          =============
CLASS R*
Shares sold                       $        504
Less shares repurchased                     (1)
                                  ------------
  Net increase                    $        503
                                  ============

* Class R shares were first publicly offered on April 1, 2003.


14    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Six Months
                                                                      Ended
                                                                     6/30/03       Year Ended
                                                                   (unaudited)      12/31/02
CLASS A
Net asset value, beginning of period                                 $ 1.0000       $   1.00
                                                                     --------       --------
Increase from investment operations:
 Net investment income                                               $ 0.0022       $   0.01
Distributions to shareowners:
 Net investment income                                                (0.0022)         (0.01)
                                                                     --------       --------
Net asset value, end of period                                       $ 1.0000       $   1.00
                                                                     ========       ========
Total return*                                                            0.22%          1.15%
Ratio of net expenses to average net assets+                             0.94%**        0.76%
Ratio of net investment income to average net assets+                    0.45%**        1.18%
Net assets, end of period (in thousands)                             $293,615       $268,861
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                            1.03%**        0.93%
 Net investment income                                                   0.36%**        1.01%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                            0.94%**        0.75%
 Net investment income                                                   0.45%**        1.19%

                                                                   Year Ended   Year Ended   Year Ended   Year Ended
                                                                    12/31/01     12/31/00     12/31/99     12/31/98
CLASS A
Net asset value, beginning of period                                $   1.00     $   1.00     $   1.00    $   1.00
                                                                    --------     --------     --------    --------
Increase from investment operations:
 Net investment income                                              $   0.03     $   0.05     $   0.04    $   0.05
Distributions to shareowners:
 Net investment income                                                 (0.03)       (0.05)       (0.04)      (0.05)
                                                                    --------     --------     --------    --------
Net asset value, end of period                                      $   1.00     $   1.00     $   1.00    $   1.00
                                                                    ========     ========     ========    ========
Total return*                                                           3.29%        5.53%        4.23%       4.84%
Ratio of net expenses to average net assets+                            0.93%        1.02%        1.01%       0.88%
Ratio of net investment income to average net assets+                   2.89%        5.36%        4.11%       4.61%
Net assets, end of period (in thousands)                            $493,871     $242,861     $287,126    $250,318
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           0.94%        1.02%        1.01%       0.88%
 Net investment income                                                  2.88%        5.36%        4.11%       4.61%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           0.89%        0.94%        0.95%       0.77%
 Net investment income                                                  2.93%        5.44%        4.17%       4.72%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
 + Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    15

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                        Ended
                                                                       6/30/03      Year Ended
                                                                     (unaudited)     12/31/02
CLASS B
Net asset value, beginning of period                                 $  1.0000       $  1.000
                                                                     ---------       --------
Increase from investment operations:
 Net investment income                                               $  0.0002       $  0.003
Distributions to shareowners:
 Net investment income                                                 (0.0002)        (0.003)
                                                                     ---------       --------
Net asset value, end of period                                       $  1.0000       $  1.000
                                                                     =========       ========
Total return*                                                             0.02%          0.33%
Ratio of net expenses to average net assets+                              1.35%**        1.59%
Ratio of net investment income to average net assets+                     0.05%**        0.31%
Net assets, end of period (in thousands)                             $  86,312       $ 84,901
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             1.84%**        1.81%
 Net investment income (loss)                                            (0.44)%**       0.09%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                             1.35%**        1.58%
 Net investment income                                                    0.05%**        0.32%

                                                                   Year Ended   Year Ended   Year Ended   Year Ended
                                                                    12/31/01     12/31/00     12/31/99     12/31/98
CLASS B
Net asset value, beginning of period                                $  1.00      $  1.00      $  1.00      $  1.00
                                                                    -------      -------      -------      -------
Increase from investment operations:
 Net investment income                                              $  0.02      $  0.05      $  0.03      $  0.04
Distributions to shareowners:
 Net investment income                                                (0.02)       (0.05)       (0.03)       (0.04)
                                                                    -------      -------      -------      -------
Net asset value, end of period                                      $  1.00      $  1.00      $  1.00      $  1.00
                                                                    =======      =======      =======      =======
Total return*                                                          2.42%        4.64%        3.36%        3.96%
Ratio of net expenses to average net assets+                           1.79%        1.86%        1.83%        1.67%
Ratio of net investment income to average net assets+                  2.08%        4.49%        3.33%        3.79%
Net assets, end of period (in thousands)                            $55,837      $34,693      $67,184      $39,639
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          1.79%        1.86%        1.83%        1.67%
 Net investment income (loss)                                          2.08%        4.49%        3.33%        3.79%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                          1.77%        1.80%        1.81%        1.60%
 Net investment income                                                 2.10%        4.55%        3.36%        3.86%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
 + Ratio with no reduction for fees paid indirectly.

16    The accompanying notes are an integral part of these financial statements.

                              FINANCIAL HIGHLIGHTS
                           Pioneer Cash Reserves Fund

                                                                     Six Months
                                                                        Ended
                                                                       6/30/03      Year Ended
                                                                     (unaudited)     12/31/02
CLASS C
Net asset value, beginning of period                                 $  1.0000       $   1.00
                                                                     ---------       --------
Increase from investment operations:
 Net investment income                                               $  0.0002       $  0.003
Distributions to shareowners:
 Net investment income                                                 (0.0002)        (0.003)
                                                                     ---------       --------
Net asset value, end of period                                       $  1.0000       $   1.00
                                                                     =========       ========
Total return*                                                             0.02%          0.28%
Ratio of net expenses to average net assets+                              1.35%**        1.64%
Ratio of net investment income to average net assets+                     0.05%**        0.27%
Net assets, end of period (in thousands)                             $  43,639       $ 33,633
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             1.81%**        1.88%
 Net investment income (loss)                                            (0.41)%**       0.02%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly
 Net expenses                                                             1.35%**        1.62%
 Net investment income                                                    0.05%**        0.28%


                                                                   Year Ended   Year Ended   Year Ended   Year Ended
                                                                    12/31/01     12/31/00     12/31/99     12/31/98
CLASS C
Net asset value, beginning of period                                $  1.00      $  1.00      $  1.00      $  1.00
                                                                    -------      -------      -------      -------
Increase from investment operations:
 Net investment income                                              $  0.02      $  0.04      $  0.03      $  0.04
Distributions to shareowners:
 Net investment income                                                (0.02)       (0.04)       (0.03)       (0.04)
                                                                    -------      -------      -------      -------
Net asset value, end of period                                      $  1.00      $  1.00      $  1.00      $  1.00
                                                                    =======      =======      =======      =======
Total return*                                                          2.33%        4.54%        3.34%        4.12%
Ratio of net expenses to average net assets+                           1.90%        2.00%        1.76%        1.66%
Ratio of net investment income to average net assets+                  2.09%        4.27%        3.41%        3.79%
Net assets, end of period (in thousands)                            $17,118      $11,195      $16,968      $18,316
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          1.91%        2.00%        1.76%        1.66%
 Net investment income (loss)                                          2.08%        4.27%        3.41%        3.79%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly
 Net expenses                                                          1.87%        1.87%        1.72%        1.38%
 Net investment income                                                 2.12%        4.40%        3.45%        4.07%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
 + Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    17

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     4/1/03
                                                                       to
                                                                     6/30/03
                                                                   (unaudited)
CLASS R (a)
Net asset value, beginning of period                                 $ 1.0000
                                                                     --------
Increase from investment operations:
  Net investment income                                              $ 0.0001
Distributions to shareowners:
  Net investment income                                               (0.0001)
                                                                     --------
Net asset value, end of period                                       $ 1.0000
                                                                     ========
Total return*                                                            0.01%
Ratio of net expenses to average net assets+                             0.68%**
Ratio of net investment income to average net assets+                    0.02%**
Net assets, end of period (in thousands)                             $      1
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
  Net expenses                                                           0.68%**
  Net investment income                                                  0.02%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly
  Net expenses                                                           0.68%**
  Net investment income                                                  0.02%**

(a) Class R shares were first publicly offered on April 1, 2003.
 * Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.


18    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Cash Reserves Fund (the Fund) is a diversified series of Pioneer Money Market Trust (the Trust). The Trust is organized as a Delaware business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is to provide current income, preservation of capital and liquidity through investments in high quality short-term securities.

The Fund offers four classes of shares - Class A, Class B, Class C and Class R shares. Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                  (continued)
--------------------------------------------------------------------------------

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributons paid during the year ended December 31, 2002 were as follows:

----------------------------------------------------
                                         2002
----------------------------------------------------
  Distributions paid from:
  Ordinary income                     $4,089,522
  Long-term capital gain                       -
                                      ----------
  Total                               $4,089,522
                                      ==========
----------------------------------------------------

   The Fund had no distributable earnings on a federal income tax basis at December 31, 2002.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Invest-

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   ment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class R shares can bear different transfer agent and distribution fees.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2003, $20,045 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $40,078 in transfer agent fees payable to PIMSS at June 30, 2002.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                  (continued)
--------------------------------------------------------------------------------

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredito Italiano, a service fee of up to 0.15% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $145,604 in distribution fees payable to PFD at June 30, 2003. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of Class B, Class C and Class R shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended June 30, 2003, CDSCs in the amount of $298,570 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended June 30, 2003, the Fund's expenses were reduced by $6,487 under such arrangements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

*Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*

For anyone under age 70 1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*

Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*

A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*

Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*

The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*

Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA

The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan

Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan

Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)

Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan

Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

                           This page for your notes.

                           This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current
Fund prospectus.


[LOGO] PIONEER
       Investments(R)
Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com
                                                                   13708-00-0803
                                         (C)2003 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to
the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Cash Reserves Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.